Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Abstract]
Government authorities		$ 2,803	$ 1,934
Prepaid expenses		2,078	1,128
Related parties’ assets	[1]		3,830
Total other assets		$ 4,881	$ 6,892

[1]	See Note 26.